Summary of Significant Accounting Policies (Details) - Schedule of Disaggregates its Revenue from Contracts - USD ($)	3 Months Ended		12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Jan. 31, 2024	Jan. 31, 2023
Revenue by type
Revenue	$ 408,532	$ 476,932	$ 2,085,314	$ 2,079,699
Total	408,532	476,932	$ 2,085,314	$ 2,079,609
Sale of goods ]Member[
Revenue by type
Revenue	408,532	401,057
Services [Member]
Revenue by type
Revenue		$ 75,875